COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
13.
  COMMITMENTS AND CONTINGENT LIABILITIES
At March 31, 2013 (unaudited), the Company had $7.5 million in outstanding commitments to originate fixed and variable-rate loans with market interest rates ranging from 2.50% to 6.00%. At September 30, 2012, the Company had $14.1 million in outstanding commitments to originate fixed and variable-rate loans with market interest rates ranging from 2.75% to 6.00%. At September 30, 2011, the Company had $7.2 million in outstanding commitments to originate fixed and variable-rate loans with market interest rates ranging from 4.125% to 7.25%. The aggregate undisbursed portion of loans-in-process amounted to $1.9 million, $1.6 million and $3.8 million, respectively, at March 31, 2013 (unaudited), September 30, 2012 and 2011.

The Company also had commitments under unused lines of credit of $6.1 million, $6.5 million and $7.8 million, respectively, and letters of credit outstanding of $187,000, $167,000 and $676,000, respectively, at March 31, 2013 (unaudited), September 30, 2012 and 2011, respectively.

The Company is subject to various pending claims and contingent liabilities arising in the normal course of business which are not reflected in the accompanying consolidated financial statements. Management considers that the aggregate liability, if any, resulting from such matters will not be material.

Among the Company’s contingent liabilities are exposures to limited recourse arrangements with respect to the Company’s sales of whole loans and participation interests. At both March 31, 2013 (unaudited) and September 30, 2012, the exposure, which represents a portion of credit risk associated with the sold interests, amounted to $64,000. This exposure is for the life of the related loans and payables, on the Company’s proportionate share, as actual losses are incurred.